Offerings	Feb. 03, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, underlying Convertible Notes(3)
Amount Registered | shares	1,450,000
Proposed Maximum Offering Price per Unit | $ / shares	4.125
Maximum Aggregate Offering Price	$ 5,981,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 826.01
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar transactions.The price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and represents the average high and low trading prices of the common stock as reported on The Nasdaq Capital Market on January 30, 2026.Represents shares of Common Stock issuable upon conversion of convertible note issued or issuable to the selling stockholder named in the registration statement pursuant to exemptions from registration under Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.Represents the number of shares of Common Stock issuable upon the exercise of 411,245 warrants, which are being registered hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, underlying Warrants(4)
Amount Registered | shares	411,245
Proposed Maximum Offering Price per Unit | $ / shares	4.125
Maximum Aggregate Offering Price	$ 1,696,385.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 234.28
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar transactions.Represents the number of shares of Common Stock issuable upon the exercise of 411,245 warrants, which are being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issued to B. Riley Principal Capital II LLC
Amount Registered | shares	35,753
Proposed Maximum Offering Price per Unit | $ / shares	4.125
Maximum Aggregate Offering Price	$ 147,481.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.37
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of any stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar transactions.